Investment Strategy - iShares Managed Futures Active ETF	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is a non‑diversified, actively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing pursuant to a managed futures strategy (“trend strategy”). Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowing for investment purposes), based on notional value, in futures contracts and futures-related instruments, including, but not limited to, forward contracts.
The Fund will follow a trend strategy by investing in futures contracts and futures-related instruments, such as forward contracts, in global markets across a wide range of asset classes, including, but not limited to, equities, fixed income, currencies and commodities. Fund positions in those contracts are determined based on a proprietary, quantitative model by the portfolio management team of BFA, which will direct the strategy using advanced techniques to identify trends across securities and markets.
Futures contracts and forward contracts are contractual agreements to buy or sell a particular currency, commodity or financial instrument at a pre‑determined price in the future. The Fund expects to maintain long and short positions primarily through the use of derivative instruments, such as futures, and may invest in such instruments without limitation. A long position arises where the Fund holds a security in its portfolio or maintains a position through a derivative instrument that provides economic exposure similar to direct ownership of the security. The Fund will have a short position where it sells a security it does not own by delivery of a borrowed security or has entered into a derivative instrument that provides economic exposure similar to a short sale of the security. The Fund looks to identify securities demonstrating positive or negative trend behavior through proprietary ranking techniques. The Fund takes long positions primarily in securities that BlackRock has identified as attractive from the perspective of the trend strategy and short positions in such securities that BlackRock has identified as unattractive from the perspective of the trend strategy.
The Fund may invest in other derivative instruments including, but not limited to options, interest rate, total return, credit default and credit default index swaps (which can be used to transfer the credit risk of a security without actually transferring ownership of the security or to customize exposure to a particular credit risk) and indexed and inverse floating-rate securities. The Fund may also invest in derivatives based on foreign currencies. The Fund may use derivatives both to seek to increase the return of the Fund and to hedge (or protect) the value of its assets against adverse movements in currency exchange rates, interest rates and movements in the securities markets, although the Fund is not required to hedge and may choose not to do so.
The Fund expects that under normal market conditions it will invest at least 75% of its total assets in money market instruments (specifically, obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities) and other short-term, high-quality investment-grade, U.S.-dollar denominated securities (including, but not limited to, bankers’ acceptances, certificates of deposit, commercial paper, loan participations, repurchase agreements and time deposits) (the “Collateral Portfolio”), although the Fund may invest less than this percentage. BFA will determine the percentage of the Fund’s assets that will be invested in the Collateral Portfolio at any time. The assets allocated to the Collateral Portfolio will be used primarily to serve as margin or collateral for the Fund’s investments in derivatives and, secondarily, to provide the Fund with incremental income and liquidity.
The Fund may seek to provide exposure to the investment returns of real assets that trade in the commodity markets through investment in commodity-linked derivative instruments and investment vehicles such as exchange traded funds that invest exclusively in commodities and are designed to provide this exposure without direct investment in physical commodities. The Fund may also gain exposure to commodity markets by investing up to 25% of its total assets, inclusive of leverage, in iShares Managed Futures Active ETF Cayman, Ltd. (the “Cayman Subsidiary”), a wholly owned subsidiary of the Fund formed in the Cayman Islands, which invests primarily in commodity-related instruments. The Cayman Subsidiary may also hold cash and invest in other instruments, including fixed income securities, either as investments or to serve as margin or collateral for the Cayman Subsidiary’s derivative positions. The Cayman Subsidiary (unlike the Fund) may invest without limitation in commodity-related instruments. However, the Cayman Subsidiary is otherwise subject to the same fundamental, non‑fundamental and certain other investment restrictions as the Fund. The Fund will limit its investments in the Cayman Subsidiary to 25% of its total assets, inclusive of leverage.